Average Annual Total Returns - (Women in Leadership U.S. Equity Portfolio)			12 Months Ended	60 Months Ended
		Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Women in Leadership U.S. Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		10.98%	15.78%	9.52%
Women in Leadership U.S. Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.56%	12.47%	7.43%
Women in Leadership U.S. Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.84%	11.82%	7.33%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.97%	23.81%	13.86%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.28%	24.51%	14.28%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.25%	11.99%	8.77%
Morningstar Large Value Average
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.01%	14.28%	9.20%

[1]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index.
[2]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.